Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 9. Accounts Payable and Accrued Expenses

Significant components of accounts payable and accrued expenses at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022

Accrued expenses	$361,738	$241,960
Accounts payable	269,806	297,725
Accounts payable – related party	16,900	27,029
Accrued legal costs	345,729	349,726
Accrued salary and payroll taxes	1,195	134,152
Total	$995,368	$1,050,592

As of December 31, 2023 and 2022, the Company owed Virhtech Gmbh, a related party of the Company, $16,900 and $27,029, respectively, for services performed for the Company and is classified as accounts payable – related party on the consolidated balance sheets.